4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - Foreign Exchange Risk [Member] - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	R$ 55.4	R$ (598.3)
Cash And Cash Equivalents [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	278.1	27.7
Trade Receivables [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	862.2	1,512.4
Trade Accounts Payable [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	31.4	(707.3)
Loans And Financing [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	(6,136.4)	(5,425.2)
Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	3,049.7	3,477.7
Investments,Net [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	1,985.7	441.8
Other Assets And Liabilities, Net [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	R$ (15.3)	R$ 74.8